Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	63 Months Ended	109 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000005564
Average Annual Return [Line Items]
Average Annual Return, Percent	3.32%	(0.69%)			0.83%
Without Sales Load [Member] | C000190630
Average Annual Return [Line Items]
Average Annual Return, Percent	3.36%	(0.55%)		1.18%
Without Sales Load [Member] | C000225819
Average Annual Return [Line Items]
Average Annual Return, Percent	3.68%	(0.40%)	(0.52%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%			1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%		1.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	0.12%
Bloomberg U.S. 4-10 Year Treasury Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.66%	(0.09%)			1.28%
Bloomberg U.S. 4-10 Year Treasury Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.66%	(0.09%)		1.48%
Bloomberg U.S. 4-10 Year Treasury Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.66%	(0.09%)	(0.22%)